Revenue Recognition - Disaggregation of Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue by Geography
Revenues	$ 77,147	$ 79,591	$ 79,139
Americas
Revenue by Geography
Revenues	36,274	36,994
EMEA
Revenue by Geography
Revenues	24,443	25,491
Asia Pacific
Revenue by Geography
Revenues	$ 16,430	$ 17,106